OMB APPROVAL
                                                        OMB Number: 3235-0578

                                                        Expires: FEB. 28, 2006

                                                        Estimated average burden
                                                        hours per response: 20.0


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-02735
-----------------------------------------------------------------

                                Elfun Tax-Exempt Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  3/31/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



ELFUN TAX-EXEMPT INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2005 (UNAUDITED)



                                                                            PRINCIPAL
                                                                              AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------
MUNCIPAL BONDS - 97.2%
------------------------------------------------------------------------------------------------------------

ALABAMA - 1.4%
Alabama Public School & College Authority
(Series D)
5.75%                                           08/01/13                      $5,000          $  5,535
Alabama Water Pollution Control Authority
(Series A) (AMBAC Insured)
4.75%                                           08/15/21                       5,000             5,053 (f)
City of Birmingham AL (Series B)
5.25%                                           06/01/24                       2,240             2,362
City of Birmingham AL (Series C)
5.25%                                           05/01/17                       3,395             3,709
Montgomery BMC Special Care Facilities
Financing Authority (Series A)
(MBIA Insured)
4.58%                                           11/15/20                       8,375             7,594 (f)
                                                                                                24,253

ALASKA - 0.2%
City of Anchorage AK (MBIA Insured)
6.50%                                           12/01/10                       2,825             3,262 (f)

ARIZONA - 2.2%
Arizona State Transportation Board
(Series A)
6.00%                                           07/01/08                       5,000             5,453
Arizona State University (FSA Insured)
5.25%                                           07/01/15                       5,000             5,483 (f)
City of Scottsdale AZ
5.00%                                           07/01/24                       5,000             5,356
Maricopa County Industrial
Development Authority
5.50%                                           07/01/26                       7,500             7,836
Maricopa County Stadium District
(AMBAC Insured)
5.38%                                           06/01/16                       2,145             2,352 (f)
Northern Arizona University
(FGIC Insured)
5.50%                                           06/01/34                       2,000             2,161 (f)
Phoenix Civic Improvement Corp.
(FGIC Insured)
5.50%                                           07/01/23 - 07/01/24            7,260             8,312 (f)
                                                                                                36,953

CALIFORNIA - 5.0%
Acalanes Union High School District
(FGIC Insured)
4.05%                                           08/01/21                       5,815             2,644 (b,f)
California Statewide Communities
Development Authority
5.25%                                           07/01/30 - 07/01/35           10,000            10,194
Monrovia Unified School District
(MBIA Insured)
5.25%                                           08/01/21                       4,600             5,086 (f)
Port of Oakland CA (Series M)
(FGIC Insured)
5.25%                                           11/01/16 - 11/01/17           14,300            15,577 (f)
Sacramento City Financing Authority
(AMBAC Insured)
5.38%                                           11/01/14                      12,725            14,320 (f)
Sacramento County Sanitation District
(Series A)
5.88%                                           12/01/27                      13,475            13,924
San Diego Unified School District
(Series D) (MBIA Insured)
5.50%                                           07/01/25                       5,000             5,695 (f)
San Diego Unified School District
(Series E) (FSA Insured)
5.25%                                           07/01/17 - 07/01/19            8,795             9,714 (f)
San Jose Redevelopment Agency
(MBIA Insured)
5.00%                                           08/01/20                       2,225             2,250 (f)
University of California (Series A)
(AMBAC Insured)
5.00%                                           05/15/34                       6,000             6,132 (f)
                                                                                                85,536

COLORADO - 1.8%
City of Colorado Springs CO (Series A)
(MBIA Insured)
5.38%                                           11/15/26                      10,000            10,556 (f)
Colorado Health Facilities Authority
5.00%                                           03/01/25                       5,000             4,962
Colorado Water Resources & Power
Development Authority (Series A)
5.25%                                           09/01/17 - 09/01/18            5,880             6,346
E-470 Public Highway Authority
(Series A) (MBIA Insured)
5.00%                                           09/01/26                       4,280             4,388 (f)
5.75%                                           09/01/35                       4,000             4,443 (f)
                                                                                                30,695

CONNECTICUT - 6.4%
City of Stamford CT
5.25%                                           07/15/11                       6,120             6,517 (e)
City of Stamford CT (Series A)
4.60%                                           08/01/14                       2,235             2,347
4.70%                                           08/01/15                       1,635             1,722
Connecticut Resource Recovery Authority
(Series A) (MBIA Insured)
5.50%                                           11/15/12                       3,865             4,099 (f)
Connecticut State Clean Water Fund
4.88%                                           09/01/19                       5,335             5,748 (e)
Connecticut State Health & Educational
Facilities Authority (Series A)
(MBIA Insured)
5.13%                                           11/01/12                       1,495             1,548 (e,f)
Mashantucket Western Pequot Tribe CT
(Series B)
5.70%                                           09/01/12                       2,500             2,654 (a)
5.75%                                           09/01/18                       9,500             9,989 (a)
South Central Regional Water Authority
Water System Revenue (MBIA
Insured)
5.00%                                           08/01/27                       6,755             7,057 (f)
South Central Regional Water Authority
Water System Revenue (Series A)
(MBIA Insured)
5.00%                                           08/01/33                      15,570            16,126 (f)
State of Connecticut (MBIA Insured)
6.00%                                           10/01/09                       5,250             5,851 (f)
State of Connecticut (Series A)
5.25%                                           03/15/14                       3,175             3,389
State of Connecticut (Series B)
5.25%                                           11/01/05 - 11/01/07           15,890            16,536
State of Connecticut (Series C)
5.25%                                           10/15/13                       1,250             1,355 (e)
5.50%                                           08/01/05                       2,855             2,884
State of Connecticut (Series D)
5.50%                                           12/01/07 - 12/01/08           19,940            21,268 (d,e)
                                                                                               109,090

DELAWARE - 0.3%
State of Delaware
5.25%                                           04/01/13 - 04/01/14            4,545             4,954 (e)

DISTRICT OF COLUMBIA - 1.4%
District of Columbia (MBIA Insured)
5.75%                                           09/15/20                       5,000             5,500 (f)
District of Columbia (Series A)
(MBIA Insured)
5.25%                                           06/01/27                      10,000            10,525 (e,f)
District of Columbia (Series B)
(FSA Insured)
5.25%                                           06/01/26                       6,900             7,254 (f)
                                                                                                23,279

FLORIDA - 3.5%
Florida State Board Education (Series B)
5.00%                                           06/01/33                      15,430            15,944
5.38%                                           06/01/16                      10,000            11,008
Florida State Board of Education
(Series D)
4.50%                                           06/01/21                       5,000             5,026
Hillsborough County Industrial
Development Authority (Series A)
5.00%                                           10/01/18                       5,000             5,100
5.25%                                           10/01/24                       5,500             5,655
Hillsborough County Industrial
Development Authority (Series B)
5.25%                                           10/01/15                       5,130             5,410
Jacksonville Electric Authority
5.25%                                           10/01/20                       3,000             3,024
North Broward Hospital District
5.70%                                           01/15/16                       1,915             2,052
South Miami Health Facilities Authority
5.25%                                           11/15/33                       6,380             6,532
                                                                                                59,751

GEORGIA - 4.8%
City of Atlanta GA (FSA Insured)
5.75%                                           11/01/26 - 11/01/27           15,460            18,254 (f)
City of Atlanta GA (Series B)
(FSA Insured)
5.25%                                           01/01/33                       4,000             4,206 (f)
City of Augusta G.A. (FSA Insured)
5.25%                                           10/01/34                       9,000             9,631 (f)
County of Fulton GA (FGIC Insured)
5.00%                                           01/01/30                       5,000             5,190 (f)
5.25%                                           01/01/35                      10,500            11,141 (f)
De Kalb County GA
5.00%                                           10/01/28                       6,500             6,701
Fayette County School District
(FSA Insured)
4.80%                                           03/01/22                       2,520             1,923 (f)
4.85%                                           03/01/23                       2,290             1,742 (f)
Henry County Hospital Authority
(MBIA Insured)
5.00%                                           07/01/24                       1,865             1,959 (f)
Marietta Development Authority
5.00%                                           09/15/29                       2,365             2,402
Private Colleges & Universities
Authority
5.25%                                           06/01/18 - 06/01/20            5,250             5,630
Private Colleges & Universities
Authority (Series A)
6.00%                                           06/01/21                       2,410             2,503
Private Colleges & Universities
Facilities Authority (MBIA Insured)
6.50%                                           11/01/15                       4,010             4,785 (d,f)
State of Georgia (Series C)
6.50%                                           04/01/08                       2,820             3,104
State of Georgia (Series D)
6.50%                                           08/01/08                       2,500             2,775
                                                                                                81,946

HAWAII - 1.8%
Honolulu City & County HI (Series A)
6.00%                                           01/01/12                       2,000             2,279 (d)
State of Hawaii (FSA Insured)
5.25%                                           07/01/16                      10,000            10,837 (f)
5.75%                                           02/01/14                       6,500             7,421 (f)
State of Hawaii (Series B) (FSA Insured)
5.25%                                           07/01/20 - 07/01/21            9,425            10,508 (f)
                                                                                                31,045

ILLINOIS - 2.5%
County of Cook IL (Series C)
(AMBAC Insured)
5.50%                                           11/15/26                      10,000            10,832 (f)
Illinois Educational Facilities
Authority (Series A) (AMBAC Insured)
5.70%                                           07/01/24                      10,000            10,744 (f)
Illinois Finance Authority (Series A)
5.50%                                           08/15/43                       5,000             5,292
Illinois Health Facilities Authority
6.13%                                           11/15/22                       3,500             3,856
Metropolitan Pier & Exposition Authority
6.50%                                           06/15/27                         305               308
Metropolitan Pier & Exposition
Authority (MBIA Insured)
4.46%                                           06/15/19                       4,000             2,981 (b,f)
University of Illinois (Series B)
(FGIC Insured)
5.25%                                           04/01/32                       8,500             8,822 (f)
                                                                                                42,835

INDIANA - 1.9%
Indiana Health Facility Financing
Authority (Series A) (AMBAC Insured)
5.38%                                           03/01/34                       5,500             5,833 (f)
Indiana Transportation Finance Authority
5.50%                                           12/01/20                       5,000             5,520 (e)
Indiana Transportation Finance
Authority (Series A) (AMBAC Insured)
5.00%                                           11/01/12 - 11/01/16           16,555            17,457 (f)
Indianapolis Local Public Improvement
Bond Bank (Series A)
6.00%                                           01/01/15                       2,425             2,706
                                                                                                31,516

IOWA - 0.3%
Iowa Finance Authority (Series V)
5.25%                                           08/15/12 - 08/15/14            2,105             2,204 (d)
5.38%                                           08/15/17                       2,460             2,566 (d)
                                                                                                 4,770
KENTUCKY - 0.3%
University of Kentucky (Series Q)
(FGIC Insured)
5.25%                                           05/01/20                       4,545             4,960 (e,f)

LOUISIANA - 0.5%
Louisiana Public Facilities Authority
(Series A) (MBIA Insured)
5.38%                                           05/15/16                       7,870             8,619 (f)

MAINE - 0.9%
Maine Health & Higher Educational
Facilities Authority (Series C)
5.13%                                           07/01/31                       5,000             5,168
Maine Health & Higher Educational
Facilities Authority (Series D) (FSA
Insured)
5.50%                                           07/01/23                         470               481 (f)
Maine Municipal Bond Bank (Series B)
5.50%                                           11/01/21                       3,325             3,611
Maine Municipal Bond Bank (Series C)
(FSA Insured)
5.35%                                           11/01/18                       5,310             5,777 (f)
                                                                                                15,037

MARYLAND - 3.1%
County of Prince Georges MD (Series A)
5.00%                                           10/01/22                       6,820             7,226
Maryland State Health & Higher
Educational Facilities Authority
5.13%                                           11/15/34                       7,200             7,440
State of Maryland
5.00%                                           10/15/11                       3,500             3,692 (e)
5.50%                                           08/01/17                      21,000            24,150
University System of Maryland (Series A)
5.25%                                           04/01/17                      10,035            10,857
                                                                                                53,365

MASSACHUSETTS - 5.2%
Commonwealth of Massachusetts (Series B)
5.50%                                           11/01/08                      18,035            19,456
Massachusetts Bay Transportation
Authority (Series A) (MBIA Insured)
4.75%                                           03/01/16                       4,500             4,629 (f)
Massachusetts St. Water Pollution
Abatement (Series 6)
5.63%                                           08/01/18                       7,000             7,830 (e)
Massachusetts State Turnpike Authority
(Series B) (MBIA Insured)
5.13%                                           01/01/23 - 01/01/37           20,500            21,071 (f)
Massachusetts State Water Resources
Authority (Series A)
6.50%                                           07/15/08 - 07/15/19           23,370            27,277
Massachusetts State Water Resources
Authority (Series C) (MBIA Insured)
4.75%                                           12/01/23                       7,500             7,530 (f)
                                                                                                87,793

MICHIGAN - 2.4%
Detroit MI (Series A) (FSA Insured)
5.25%                                           07/01/21 - 07/01/22            3,500             3,917 (f)
Detroit MI (Series A) (MBIA Insured)
5.00%                                           07/01/25 - 07/01/27            9,070             9,347 (f)
Grand Rapids MI (FGIC Insured)
5.25%                                           01/01/17                       3,000             3,209 (f)
Hartland Consolidated School District
(FGIC Insured)
5.13%                                           05/01/22                       5,000             5,132 (e,f)
Kent Hospital Finance Authority
(Series A)
5.25%                                           07/01/30                       3,895             3,873
Michigan Municipal Bond Authority
5.25%                                           10/01/17                       6,465             7,001
Michigan State Hospital Finance
Authority
5.38%                                           12/01/30                       2,000             2,077
Michigan State Trunk Line (Series A)
(MBIA Insured)
5.00%                                           11/01/26                       4,000             4,134 (f)
Muskegon Heights Public Schools
(MBIA Insured)
5.00%                                           05/01/24                       2,650             2,743 (f)
                                                                                                41,433

MINNESOTA - 0.5%
Minneapolis & St. Paul Metropolitan
Airports Commission (Series A)
(AMBAC Insured)
5.00%                                           01/01/30                       8,500             8,692 (f)

MISSISSIPPI - 0.6%
State of Mississippi
5.50%                                           09/01/14                       7,500             8,412
State of Mississippi (Series A)
5.50%                                           12/01/19                       2,000             2,271
                                                                                                10,683

MISSOURI - 0.5%
Hazelwood School District (Series A)
(FGIC Insured)
5.00%                                           03/01/24                       3,000             3,163 (f)
Missouri State Health & Educational
Facilities Authority
5.25%                                           05/15/23                       2,300             2,399
6.00%                                           05/15/07                       2,340             2,486
                                                                                                 8,048

NEBRASKA - 0.1%
Omaha Convention Hotel Corp. (Series A)
(AMBAC Insured)
5.13%                                           04/01/32                       2,590             2,681 (f)

NEVADA - 1.0%
County of Clark NV
5.50%                                           07/01/20                       7,565             8,114
County of Clark NV (MBIA Insured)
5.50%                                           07/01/30                       6,500             6,934 (f)
Las Vegas Special Improvement District
No 707 (Series A) (FSA Insured)
5.55%                                           06/01/16                       1,925             2,091 (f)
                                                                                                17,139

NEW JERSEY - 8.6%
Cape May County Municipal Utilities
Authority (Series A) (FSA Insured)
5.75%                                           01/01/15 - 01/01/16            8,500             9,741 (f)
Essex County Improvement Authority
(FSA Insured)
5.25%                                           12/15/17                      10,000            10,872 (f)
New Jersey Economic Development
Authority
5.75%                                           06/15/29                       3,000             3,124
New Jersey State Educational
Facilities Authority
5.25%                                           07/01/32                       2,625             2,694
New Jersey State Educational
Facilities Authority (Series A)
5.00%                                           07/01/30                       1,750             1,827
New Jersey State Educational
Facilities Authority (Series D)
5.25%                                           07/01/19                       4,000             4,515
New Jersey State Turnpike Authority
(AMBAC Insured)
6.50%                                           01/01/16                      49,960            59,370 (d,f)
New Jersey Transportation Trust Fund
Authority (Series C)
5.50%                                           06/15/19 - 06/15/24           31,280            35,109
New Jersey Transportation Trust Fund
Authority (Series C) (FSA Insured)
5.75%                                           12/15/14                       6,000             6,831 (f)
New Jersey Wastewater Treatment Trust
(Series C)
5.88%                                           06/15/06                       5,160             5,356
6.88%                                           06/15/08                       5,905             6,580
                                                                                               146,019

NEW MEXICO - 0.7%
New Mexico Hospital Equipment Loan
Council (Series A)
5.50%                                           08/01/25 - 08/01/30           10,750            11,241

NEW YORK - 6.8%
City of New York NY
5.25%                                           08/01/13                       1,500             1,575
City of New York NY (Series B)
5.60%                                           08/15/06                      13,000            13,482
Municipal Assistance Corp. for the City
of New York (Series E)
5.20%                                           07/01/08                      10,000            10,418 (e)
New York City Municipal Water
Finance Authority
5.50%                                           06/15/33                       5,000             5,372
New York City Transitional
Finance Authority
5.50%                                           11/01/19 - 05/01/25           22,820            25,277 (e)
6.00%                                           11/15/19                                               (e)
New York City Transitional
Finance Authority (Series A)
5.30%                                           11/15/09                       1,000             1,089
New York City Transitional
Finance Authority (Series B)
5.50%                                           11/15/11                       1,250             1,375
6.00%                                           11/15/10 - 11/15/11            2,545             2,896
New York City Transitional
Finance Authority (Series C)
5.50%                                           05/01/25                          30                33 (e)
New York State Dormitory Authority
5.40%                                           07/01/10                       8,185             8,607
New York State Dormitory Authority
(Series A)
5.00%                                           07/01/25                       2,550             2,661
New York State Dormitory Authority
(Series B)
5.25%                                           11/15/23                      10,400            11,217
5.38%                                           07/01/20                       3,695             4,045
6.50%                                           08/15/10                       3,495             3,944 (d)
New York State Dormitory Authority
(Series D)
7.00%                                           07/01/09                       5,220             5,633 (d)
New York State Environmental
Facilities Corp.
5.50%                                           06/15/13                      10,000            11,247
New York State Urban Development Corp.
5.50%                                           07/01/16                       7,000             7,366
                                                                                               116,237

NORTH CAROLINA - 1.3%
Cary NC
5.00%                                           03/01/21                       2,400             2,573
City of Charlotte NC
5.60%                                           06/01/20                       2,800             3,077
City of Charlotte NC (Series C)
5.00%                                           07/01/24                       1,460             1,538
Mecklenburg County NC (Series B)
4.50%                                           02/01/15                      14,000            14,546
                                                                                                21,734

OHIO - 4.2%
City of Cleveland OH (MBIA Insured)
5.50%                                           09/15/16                       5,200             5,494 (f)
Cleveland-Cuyahoga County Port Authority
(AMBAC Insured)
5.40%                                           12/01/15                       3,500             3,711 (e,f)
Columbus OH (Series 1)
5.63%                                           11/15/15                       7,310             8,191
County of Cuyahoga OH
6.00%                                           01/01/32                      10,000            10,879
County of Hamilton OH (Series A)
(MBIA Insured)
5.00%                                           12/01/19                       4,250             4,523 (f)
County of Hamilton OH (Series B)
(AMBAC Insured)
5.25%                                           12/01/32                       7,500             7,836 (f)
Franklin County OH (Series C)
5.00%                                           05/15/21                       2,685             2,807
5.25%                                           05/15/24                       1,400             1,472
Ohio State Higher Educational
Facility Commission
5.20%                                           11/01/26                       9,450            10,019
Ohio State Public Facilities Commission
(MBIA Insured)
4.50%                                           11/01/09                       1,500             1,518 (e,f)
Ohio State University (Series A)
5.25%                                           12/01/11                       3,150             3,451
Ohio State Water Development Authority
5.50%                                           12/01/20                       5,000             5,528
State of Ohio (Series A)
4.75%                                           06/15/18                       3,690             3,799
Steubenville OH
6.38%                                           10/01/20                       1,660             1,844
                                                                                                71,072

OKLAHOMA - 1.1%
Claremore Public Works Authority
(Series A) (FSA Insured)
5.25%                                           06/01/34                       6,315             6,703 (f)
Oklahoma Transportation Authority
(Series A) (AMBAC Insured)
5.25%                                           01/01/15                       9,125             9,944 (f)
Tulsa Industrial Authority (MBIA Insured)
5.00%                                           10/01/22                       2,000             2,063 (f)
                                                                                                18,710

OREGON - 0.0%*
State of Oregon
5.88%                                           10/01/18                         795               813

PENNSYLVANIA - 5.5%
Allegheny County Hospital Development
Authority (MBIA Insured)
5.38%                                           12/01/25                      27,000            27,421 (f)
Montgomery County Higher Education &
Health Authority (AMBAC Insured)
5.00%                                           10/01/09                       2,405             2,529 (f)
5.10%                                           10/01/10                       2,670             2,810 (f)
Pennsylvania Higher Educational
Facilties Authority
4.75%                                           07/15/21                       2,685             2,696
Pennsylvania Industrial Development
Authority (AMBAC Insured)
5.50%                                           07/01/17                       3,100             3,429 (f)
Pennsylvania State Higher Educational
Facilities Authority
5.50%                                           07/15/38                      10,750            11,447
6.00%                                           05/01/30                       5,000             5,544
Pennsylvania State University
5.00%                                           09/01/35                       6,000             6,186
Pennsylvania Turnpike Commission
(Series A) (AMBAC Insured)
5.00%                                           12/01/23                       5,000             5,235 (d,f)
5.25%                                           12/01/32                       5,000             5,319 (f)
Pittsburgh Public Parking Authority
(AMBAC Insured)
5.35%                                           12/01/10                         520               571 (f)
5.45%                                           12/01/11                         440               485 (f)
5.55%                                           12/01/12                       1,015             1,123 (f)
5.60%                                           12/01/13                       1,125             1,226 (f)
5.70%                                           12/01/14                       1,245             1,369 (f)
5.75%                                           12/01/15 - 12/01/16            2,330             2,566 (f)
Southcentral General Authority
5.38%                                           05/15/28                       5,000             5,162
State Public School Building Authority
(FSA Insured)
5.25%                                           06/01/27                       8,000             8,478 (f)
                                                                                                93,596

PUERTO RICO - 1.8%
Children's Trust Fund
5.75%                                           07/01/20                       5,125             5,505 (e)
Commonwealth of Puerto Rico (Series A)
5.50%                                           07/01/13                       6,500             7,212
Puerto Rico Highway & Transportation
Authority (MBIA Insured)
5.50%                                           07/01/19                       7,500             8,641 (f)
Puerto Rico Public Buildings Authority
(Series H) (FGIC Insured)
5.25%                                           07/01/15                       8,000             8,976 (f)
                                                                                                30,334

SOUTH CAROLINA - 7.3%
Beaufort County SC (MBIA Insured)
5.50%                                           06/01/17 - 06/01/18            4,150             4,594 (f)
Berkeley County School District
5.25%                                           12/01/24                      15,000            15,602
City of Greenville SC
5.13%                                           02/01/22                       5,195             5,465
County of Charleston SC
5.90%                                           06/01/10                       2,170             2,251 (e)
6.00%                                           06/01/11 - 06/01/12            4,765             4,948 (e)
Dorchester County School District No 2
5.25%                                           12/01/22                       8,075             8,454
Florence County SC (Series A)
(FSA Insured)
5.25%                                           11/01/34                       6,750             7,065 (f)
Greenville County School District
5.25%                                           12/01/21                       2,000             2,115
5.50%                                           12/01/28                      16,725            17,826
Lexington County SC
5.50%                                           11/01/13                       5,000             5,513
South Carolina State Public Service
Authority (Series B) (FSA Insured)
5.13%                                           01/01/32                      17,000            17,631 (f)
5.50%                                           01/01/36                       5,000             5,357 (f)
South Carolina Transportation
Infrastructure Bank (Series A)
(AMBAC Insured)
5.25%                                           10/01/19                       9,780            10,713 (f)
South Carolina Transportation
Infrastructure Bank (Series A)
(MBIA Insured)
5.50%                                           10/01/30                      11,000            12,121 (e,f)
South Carolina Transportation
Infrastructure Bank (Series B)
(AMBAC Insured)
5.20%                                           10/01/22                       5,000             5,331 (f)
                                                                                               124,986

TENNESSEE - 0.7%
Knox County Health Educational &
Housing Facilities Board (FSA Insured)
4.43%                                           01/01/16                      12,000             7,215 (b,f)
Knox County Health Educational &
Housing Facilities Board (Series B)
(MBIA Insured)
7.25%                                           01/01/09                       4,500             5,117 (f)
                                                                                                12,332

TEXAS - 5.7%
City of Austin TX
5.38%                                           09/01/16 - 09/01/17           10,350            11,139
City of Austin TX (Series A)
(AMBAC Insured)
5.50%                                           11/15/16                       5,450             6,171 (f)
City of Dallas TX (FSA Insured)
5.00%                                           10/01/24                      10,675            11,040 (f)
City of Fort Worth TX
5.00%                                           02/15/18                       2,800             2,957
City of Houston (Series B)
(AMBAC Insured)
5.75%                                           12/01/14                       5,000             5,678 (e,f)
City of Houston TX (Series B)
(FGIC Insured)
5.25%                                           12/01/21                      20,000            21,383 (e,f)
City of Plano TX
4.88%                                           09/01/19                       1,500             1,535
Dallas TX (Series A) (AMBAC Insured)
5.00%                                           08/15/20                       4,675             4,858 (f)
North Central Texas Health Facility
Development Corp.
5.13%                                           05/15/22                       4,500             4,586
San Antonio Independent School District
(Series A)
5.38%                                           08/15/19 -08/15/20             6,250             6,913
Texas State Public Finance Authority
(AMBAC Insured)
5.00%                                           08/01/17                       5,740             6,018 (e,f)
University of Houston (MBIA Insured)
5.50%                                           02/15/30                       8,000             8,489 (f)
University of Texas
5.25%                                           08/15/14                       5,705             6,276
                                                                                                97,043

UTAH - 0.9%
City of Salt Lake City UT
5.13%                                           06/15/19                       3,715             4,003
Metropolitan Water District of
Salt Lake & Sandy (Series A) (AMBAC
Insured)
5.00%                                           07/01/21 - 07/01/24            8,700             9,168 (f)
Murray UT (MBIA Insured)
4.75%                                           05/15/20                       2,285             2,296 (f)
                                                                                                15,467

VERMONT - 0.1%
University of Vermont & State
Agricultural College (AMBAC Insured)
5.13%                                           10/01/27                       1,000             1,046 (f)

VIRGINIA - 1.1%
Chesterfield County Industrial
Development Authority
5.88%                                           06/01/17                       3,000             3,305
City of Norfolk VA (MBIA Insured)
5.88%                                           11/01/20                       1,920             1,995 (f)
Fairfax County Water Authority
5.00%                                           04/01/30                       5,275             5,490
Virginia Commonwealth Transportation
Board (Series A)
5.75%                                           05/15/21                       1,945             2,152 (e)
Virginia Resources Authority (Series A)
5.13%                                           11/01/34                       5,000             5,233
                                                                                                18,175

WASHINGTON - 1.3%
King County WA
5.50%                                           12/01/13                      10,000            11,159 (d)
5.80%                                           12/01/12                      10,000            10,910 (e)
                                                                                                22,069

WEST VIRGINIA - 0.5%
West Virginia Housing
Development Fund (Series B)
5.30%                                           05/01/24                       4,000             4,115
West Virginia Housing
Development Fund (Series C)
5.35%                                           11/01/27                       4,490             4,621
                                                                                                 8,736

WISCONSIN - 1.0%
State of Wisconsin (Series 1)
(AMBAC Insured)
5.75%                                           07/01/14                       5,000             5,643 (e,f)
State of Wisconsin (Series A)
5.30%                                           07/01/18                       5,800             6,342
Wisconsin State Health & Educational
Facilities Authority (MBIA Insured)
5.25%                                           08/15/27                       5,000             5,133 (f)
                                                                                                17,118

TOTAL INVESTMENT IN SECURITIES                                                               1,655,063
(COST $1,566,350)

                                                                             NUMBER OF
                                                                              SHARES             VALUE
-------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.2%
-------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund                                            37,249,912           $37,250 (b,c)
2.70%
(COST $37,250)

TOTAL INVESTMENTS                                                                            1,692,313
(COST $1,603,600)

OTHER ASSETS AND LIABILITIES, NET - 0.6%                                                        10,622
                                                                                            ----------
NET ASSETS - 100.0%                                                                         $1,702,935
                                                                                            ==========


--------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - March 31, 2005


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $12,643 or 0.74% of net assets for the Elfun Tax-Exempt Income. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b)  Coupon amount represents effective yield.

(c) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(d) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(e) Prerefunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(f) The security is insured by MBIA, AMBAC, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2005 (as a percentage of net assets) as follows:


         MBIA              15.2%
         AMBAC             14.5%
         FSA               11.2%
         FGIC               5.9%

*    Less than 0. 1%



ABBREVIATIONS:

AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FSA         Financial Security Assurance
MBIA        Municipal Bond Investors Assurance Corporation


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax-Exempt Income Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, Elfun Funds

Date:  May 26, 2005